Provisions - Maximum exposure to credit risk - Issued foreign letters of credit (Details) - Issued foreign letters of credit [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Normal	$ 316,916	$ 388,396
Substandard
Non-complying
Total	316,916	388,396	$ 94,313
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Normal	149,753	344,874
Substandard
Non-complying
Total	149,753	344,874	80,106
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Normal	1,308	1,585
Substandard
Non-complying
Total	1,308	1,585	1,737
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Normal	165,538	41,823
Substandard
Non-complying
Total	165,538	41,823	11,984
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Normal	317	114
Substandard
Non-complying
Total	317	114	486
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total